DEBT AND CREDIT FACILITIES - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 18,509.0
Within one year
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,816.0
2018
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	828.0
2019
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	232.0
2020
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	907.0
2021
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,244.0
Over 5 years
DEBT AND CREDIT FACILITIES
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 13,482.0